MAX BERUEFFY

Senior Associate Counsel

(205) 268-3581 direct

(205) 268-3597 fax

(800) 627-0220 toll-free

max.berueffy@protective.com

February 6, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                 Initial Registration Statement on Form N-4 for

PVA B Series NY 2015

Variable Annuity Account A of Protective Life

Protective Life and Annuity Insurance Company

Commissioners:

On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-4 for certain individual flexible premium deferred variable and fixed annuity contracts (the “Contracts”).  The Contracts will be issued through the Separate Account, which is registered with the Commission under the Investment Company Act of 1940, as amended.  Financial statements, any exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions or comments, please call the undersigned at (800) 627-0220.

Very truly yours,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Enclosures

cc:                                             Thomas E. Bisset, Esq.

Sutherland Asbill & Brennan